Equity compensation plans (Details 3) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2013 Sharesave Plan Options USD ($)	Nov. 30, 2013 Sharesave Plan Options GBP (£)	Nov. 30, 2012 Sharesave Plan Options USD ($)	Nov. 30, 2011 Sharesave Plan Options USD ($)	Nov. 30, 2010 Sharesave Plan Options USD ($)	Nov. 30, 2013 Share Option Plans Options USD ($) item	Nov. 30, 2012 Share Option Plans Options USD ($)	Nov. 30, 2011 Share Option Plans Options USD ($)	Nov. 30, 2013 Share Option Plans Options Maximum	Nov. 30, 2013 ESPP Options USD ($)	Nov. 30, 2012 ESPP Options USD ($)	Nov. 30, 2011 ESPP Options USD ($)	Nov. 30, 2010 ESPP Options USD ($)	Nov. 30, 2013 ESPP Options Maximum USD ($)
Equity compensation plans
Exercisable at the end of the period		3 years	3 years
Percentage of discount on market price of the options granted		15.00%	15.00%
Employees monthly contribution under plan (in pounds)			£ 250
Number of plans							4
Vesting period	4 years									4 years
Expiration period							10 years
Per share purchase price as percentage of fair market value of one common share											85.00%
Payroll deductions per pay period per employee (in dollars)															200
Fair value of shares available for purchase by employee in any annual period (in dollars)															25,000
Options
Outstanding at the beginning of the period (in shares)		171	171	205	76		444	526	832		51	46	26
Granted (in shares)		28	28	28	190		250				26	51	46
Exercised (in shares)		(5)	(5)					(71)	(301)			(39)
Canceled/forfeited (in shares)		(11)	(11)	(62)	(61)		(174)	(11)	(5)		(51)	(7)	(26)
Outstanding at the end of the period (in shares)		183	183	171	205	76	520	444	526		26	51	46	26
Exercisable (in shares)		0	0	0	0		320	444	526
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)		$ 9.23		$ 8.82	$ 15.66		$ 14.14	$ 12.81	$ 12.42		$ 12.36	$ 8.54	$ 13.80
Granted (in dollars per share)		$ 9.88		$ 13.10	$ 8.25		$ 10.84				$ 8.78	$ 12.36	$ 8.54
Exercised (in dollars per share)		$ 8.25						$ 4.24	$ 11.60			$ 8.54
Canceled/forfeited (in dollars per share)		$ 16.01		$ 9.61	$ 15.57		$ 10.16	$ 14.78	$ 13.60		$ 12.36	$ 8.54	$ 13.80
Outstanding at the end of the period (in dollars per share)		$ 8.95		$ 9.23	$ 8.82	$ 15.66	$ 12.83	$ 14.14	$ 12.81		$ 8.78	$ 12.36	$ 8.54	$ 13.80
Exercisable (in dollars per share)							$ 14.06	$ 14.14	$ 12.81
Weighted Average Remaining Contractual Term (years)
Outstanding at the end of the period		1 year 4 months 24 days	1 year 4 months 24 days	2 years	2 years 10 months 24 days	2 years 1 month 6 days	4 years 3 months 18 days				4 months 24 days	4 months 24 days	4 months 24 days	4 months 24 days
Options exercisable							9 months 18 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)		298,000					2,000				40,000
Options exercisable (in dollars)							2,000
Additional disclosure
Closing market price (in dollars per share)							$ 9.37
Total intrinsic value (in dollars)							0	693,000	731,000
Total fair value of options vested (in dollars)							0	0	0
Total fair value of options forfeited (in dollars)							$ 1,102,000	$ 88,000	$ 22,000